JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.5%

Australia - 8.4%
AGL Energy Ltd.	422	5,606
Ansell Ltd.	155	3,266
Aurizon Holdings Ltd.	3,852	13,809
Austal Ltd.	993	2,566
Beach Energy Ltd.	4,742	8,272
BHP Group Ltd.	1,371	35,167
BlueScope Steel Ltd.	684	6,402
Coca-Cola Amatil Ltd.	898	7,134
Coles Group Ltd.	257	2,819
CSR Ltd.	1,686	5,404
Fortescue Metals Group Ltd.	1,176	8,708
IGO Ltd.	1,352	5,461
IOOF Holdings Ltd.	479	2,496
IPH Ltd.	215	1,298
JB Hi-Fi Ltd.(a)	318	8,361
Metcash Ltd.	1,919	3,326
Newcrest Mining Ltd.	190	3,811
Orica Ltd.	232	3,510
Qantas Airways Ltd.	3,606	15,289
Rio Tinto plc	563	30,115

		172,820

Austria - 1.1%
BAWAG Group AG(b)	59	2,541
OMV AG	292	14,505
Wienerberger AG	216	6,132

		23,178

Belgium - 1.7%
Ageas	358	19,753
Barco NV	21	5,138
bpost SA	250	2,492
D’ieteren SA/NV	39	2,526
KBC Group NV	67	4,913

		34,822

China - 0.2%
BOC Hong Kong Holdings Ltd.	1,253	4,142

Denmark - 1.3%
Carlsberg A/S, Class B	97	14,102
Novo Nordisk A/S, Class B	205	12,450

		26,552

France - 8.5%
Airbus SE	34	5,036
Capgemini SE	177	21,983
Cie de Saint-Gobain	208	7,842
Eiffage SA	156	18,085
Gaztransport Et Technigaz SA	74	7,488
Ingenico Group SA	51	5,875
LVMH Moet Hennessy Louis Vuitton SE	3	1,409
Peugeot SA	772	15,895
Safran SA	164	26,505
Sanofi	247	23,852
Schneider Electric SE	264	26,315
Sodexo SA(a)	33	3,485
Sopra Steria Group	15	2,399
SPIE SA	357	6,913
TOTAL SA	48	2,342

		175,424

Germany - 7.6%
adidas AG	82	25,820
Allianz SE (Registered)	140	33,376
Deutsche Pfandbriefbank AG(b)	551	8,867
Freenet AG	541	12,012
Hannover Rueck SE	69	13,479
HeidelbergCement AG	88	5,952
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	86	25,430
SAP SE	86	11,227
Schaeffler AG (Preference)	1,335	13,318
Stroeer SE & Co. KGaA(a)	94	7,476

		156,957

Hong Kong - 0.4%
AIA Group Ltd.	868	8,601

India - 0.1%
Rhi Magnesita NV	39	1,630

Ireland - 0.8%
Greencore Group plc	1,173	3,793
Ryanair Holdings plc, ADR*	141	12,200

		15,993

Israel - 0.4%
Israel Discount Bank Ltd., Class A	1,590	7,210

Italy - 0.9%
Snam SpA	3,507	18,797

Japan - 24.4%
Advantest Corp.	207	10,810
Alfresa Holdings Corp.	108	2,168
Amano Corp.	113	3,255
Asahi Group Holdings Ltd.	86	3,977
Astellas Pharma, Inc.	754	13,323
Bandai Namco Holdings, Inc.	175	10,163
Brother Industries Ltd.	399	7,696
Capcom Co. Ltd.	300	8,494
Dai-ichi Life Holdings, Inc.	359	5,334
Digital Garage, Inc.	79	2,881
DMG Mori Co. Ltd.	545	7,513
GungHo Online Entertainment, Inc.	124	2,250
Hikari Tsushin, Inc.	11	2,728
Hitachi Ltd.	372	14,184
ITOCHU Corp.	633	14,787
Japan Aviation Electronics Industry Ltd.	126	2,226
Japan Petroleum Exploration Co. Ltd.	61	1,500
Kaken Pharmaceutical Co. Ltd.	32	1,687
Kamigumi Co. Ltd.	61	1,297
KDDI Corp.	575	17,364
K’s Holdings Corp.	289	3,508
Kyudenko Corp.	88	2,525

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Marubeni Corp.	1,528	10,982
Medipal Holdings Corp.	161	3,412
Meitec Corp.	50	2,819
Mitsubishi Heavy Industries Ltd.	228	8,302
Mitsubishi UFJ Financial Group, Inc.	3,521	18,079
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,030	6,454
Mitsui Fudosan Co. Ltd.	462	12,247
Morinaga & Co. Ltd.	97	4,637
Nexon Co. Ltd.*	362	4,905
Nihon Unisys Ltd.	228	6,950
Nippon Telegraph & Telephone Corp.	575	14,651
NOF Corp.	65	2,100
Nomura Real Estate Holdings, Inc.	390	9,611
NS Solutions Corp.	65	1,900
NTT DOCOMO, Inc.	475	13,496
Obayashi Corp.	330	3,614
Open House Co. Ltd.	144	3,823
ORIX Corp.	664	11,217
Otsuka Corp.	103	4,020
Saizeriya Co. Ltd.	78	1,696
Sankyu, Inc.	109	5,374
Sawai Pharmaceutical Co. Ltd.	43	2,781
SCSK Corp.	56	2,996
Sekisui House Ltd.	544	11,697
Shinsei Bank Ltd.	664	10,170
Shionogi & Co. Ltd.	191	11,360
Ship Healthcare Holdings, Inc.	38	1,695
Showa Denko KK	279	6,660
Softbank Corp.	800	10,975
Sony Corp.	328	22,929
Sumitomo Mitsui Financial Group, Inc.	462	16,247
Sumitomo Mitsui Trust Holdings, Inc.	288	10,615
Teijin Ltd.	180	3,213
TIS, Inc.	128	7,696
Tokuyama Corp.	146	3,705
Tokyo Electron Ltd.	66	14,428
Tokyo Tatemono Co. Ltd.	521	8,412
Tokyu Fudosan Holdings Corp.	1,306	9,205
Toyota Motor Corp.	471	32,734
Toyota Tsusho Corp.	183	6,334
TS Tech Co. Ltd.	122	3,342
West Japan Railway Co.	66	5,593
Yokohama Rubber Co. Ltd. (The)	222	3,767
Zeon Corp.	404	4,294

		500,807

Netherlands - 5.9%
Adyen NV*(b)	12	11,270
ASM International NV	143	17,431
BE Semiconductor Industries NV	139	5,899
Euronext NV(b)	101	8,793
EXOR NV	157	11,589
Intertrust NV(b)	140	2,498
Koninklijke Ahold Delhaize NV	476	11,680
Randstad NV	117	6,729
Royal Dutch Shell plc, Class B	574	15,077
Signify NV(b)	261	8,705
Wolters Kluwer NV	282	21,209

		120,880

Norway - 1.0%
DNB ASA	670	11,706
Norwegian Finans Holding ASA*	563	5,768
Scatec Solar ASA(b)	134	2,280

		19,754

Singapore - 1.9%
BW LPG Ltd.(b)	587	4,725
DBS Group Holdings Ltd.	1,170	21,556
United Overseas Bank Ltd.	704	13,135

		39,416

South Africa - 1.0%
Anglo American plc	813	21,222

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA	502	16,676
Aena SME SA(b)	100	18,565
Enagas SA	476	12,829
Endesa SA	734	20,167
Mediaset Espana Comunicacion SA	908	4,974

		73,211

Sweden - 2.0%
Skandinaviska Enskilda Banken AB, Class A	1,125	11,113
Skanska AB, Class B	586	13,557
SKF AB, Class B	589	10,777
Swedish Match AB	113	6,406

		41,853

Switzerland - 12.3%
Adecco Group AG (Registered)	314	18,392
Julius Baer Group Ltd.	167	8,324
LafargeHolcim Ltd. (Registered)*	81	4,116
Landis+Gyr Group AG*	111	10,176
Logitech International SA (Registered)	333	14,914
Nestle SA (Registered)	584	64,403
Novartis AG (Registered)	509	48,066
Roche Holding AG	156	52,169
Swiss Life Holding AG (Registered)	39	19,625
Swisscom AG (Registered)	15	8,250
Zurich Insurance Group AG	12	4,783

		253,218

United Kingdom - 12.3%
3i Group plc	1,119	16,272
Ashtead Group plc	584	18,854
AstraZeneca plc	84	8,174
Avast plc(b)	2,754	15,467
Barratt Developments plc	916	9,701
Berkeley Group Holdings plc	171	11,818
BP plc	348	2,093
Britvic plc	198	2,419
Computacenter plc	109	2,573
Dart Group plc	145	3,252
Dialog Semiconductor plc*	305	13,415

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Dunelm Group plc	558	8,544
GlaxoSmithKline plc	1,096	25,731
Howden Joinery Group plc	297	2,693
HSBC Holdings plc	792	5,758
Inchcape plc	272	2,357
Legal & General Group plc	5,507	22,150
National Express Group plc	200	1,181
Next plc	217	19,744
Pets at Home Group plc	453	1,688
Redrow plc	1,250	13,125
Savills plc	85	1,388
Tate & Lyle plc	507	5,299
Taylor Wimpey plc	3,393	9,637
Ultra Electronics Holdings plc	189	5,630
Unilever plc	360	21,451
Vistry Group plc	140	2,550

		252,964

United States - 0.7%
Ferguson plc	153	13,728

TOTAL COMMON STOCKS (Cost $1,762,707)		1,983,179

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d)(Cost $41,762)	41,749	41,765

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(c)(d)	2,005	2,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)	4,865	4,865

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,871)		6,871

TOTAL SHORT-TERM INVESTMENTS (Cost $48,633)		48,636

Total Investments - 98.9% (Cost $1,811,340)		2,031,815
Other Assets Less Liabilities - 1.1%		22,800

Net Assets - 100.0%		2,054,615

Percentages indicated are based on net assets.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $6,503,000.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	9.8%
Insurance	7.5
Banks	7.0
Metals & Mining	5.5
Household Durables	4.0
Food Products	3.8
Trading Companies & Distributors	3.3
IT Services	3.2
Semiconductors & Semiconductor Equipment	3.0
Oil, Gas & Consumable Fuels	2.8
Construction & Engineering	2.7
Wireless Telecommunication Services	2.6
Professional Services	2.6
Automobiles	2.4
Real Estate Management & Development	2.2
Electronic Equipment, Instruments & Components	2.0
Aerospace & Defense	2.0
Capital Markets	1.8
Electrical Equipment	1.7
Gas Utilities	1.6
Airlines	1.5
Diversified Financial Services	1.4
Beverages	1.4
Textiles, Apparel & Luxury Goods	1.3
Software	1.3
Machinery	1.3
Road & Rail	1.3
Specialty Retail	1.2
Chemicals	1.2
Construction Materials	1.1
Diversified Telecommunication Services	1.1
Technology Hardware, Storage & Peripherals	1.1
Personal Products	1.1
Auto Components	1.0
Electric Utilities	1.0
Transportation Infrastructure	1.0
Multiline Retail	1.0
Others (each less than 1.0%)	5.8
Short-Term Investments	2.4

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	432	03/2020	EUR	17,373	(338)
FTSE 100 Index	96	03/2020	GBP	9,120	(251)
TOPIX Index	67	03/2020	JPY	10,187	(293)

					(882)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$172,820	$–	$172,820
Austria	–	23,178	–	23,178
Belgium	2,526	32,296	–	34,822
China	–	4,142	–	4,142
Denmark	–	26,552	–	26,552
France	–	175,424	–	175,424
Germany	–	156,957	–	156,957
Hong Kong	–	8,601	–	8,601
India	–	1,630	–	1,630
Ireland	12,200	3,793	–	15,993
Israel	–	7,210	–	7,210
Italy	–	18,797	–	18,797
Japan	–	500,807	–	500,807
Netherlands	2,498	118,382	–	120,880
Norway	5,768	13,986	–	19,754
Singapore	–	39,416	–	39,416
South Africa	–	21,222	–	21,222
Spain	–	73,211	–	73,211
Sweden	–	41,853	–	41,853
Switzerland	–	253,218	–	253,218
United Kingdom	55,199	197,765	–	252,964
United States	–	13,728	–	13,728
Total Common Stocks	78,191	1,904,988	–	1,983,179
Short-Term Investments
Investment Companies	41,765	–	–	41,765
Investment of cash collateral from securities loaned	6,871	–	–	6,871
Total Short-Term Investments	48,636	–	–	48,636
Total Investments in Securities	$126,827	$1,904,988	$–	$2,031,815

Depreciation in Other Financial Instruments
Futures Contracts	$–	$(882)	$–	$(882)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$42,366	$268,262	$268,862	$1		$(2)	$41,765	41,749	$204	$—
JPMorgan Securities Lending Money Market Fund Agency Class SL Shares, 1.80%(a)(b)	1,005	16,001	15,000	—	(c)	— (c)	2,006	2,005	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	966	32,281	28,382	—		—	4,865	4,865	18	—

Total	$44,337	$316,544	$312,244	$1		$(2)	$48,636		$243	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Amount rounds to less than one thousand.